Prepaids and Other Current Assets (Details) - Schedule of prepaids and other current assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaids and other current assets [Abstract]
Prepaid launch costs-current	$ 800,000	$ 2,260,000	$ 1,603,500
Prepaid research and development	$ 3,819,756	1,452,557	109,264
Prepaid insurance and other assets		795,727	512,450
Total		$ 4,508,284	$ 2,225,214